Salaries and social charges	12 Months Ended
Dec. 31, 2023
Salaries and social charges [Abstract]
Salaries and social charges	Salaries and social security charges

	December 31,
	2023	2022

Payroll accruals and profit sharing	209,343	187,921
Payroll taxes (LTIP)(i)	73,881	42,791
Social charges	47,603	49,651
Other	14,421	12,415
	345,248	292,778
(i) Refers to social charges and income tax over LTIP and LTIP goals balances